Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Ceding commission expense	$ 76.6	$ 78.4
Profit commission expense	10.2	0.0
Total commissions	$ 86.8	$ 78.4